STOCK-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Arrangement, Option, Activity
Stock option and RSU activity, prices, and values adjusted by the Per Share Consideration, during the year ended December 31, 2021 is as follows (in thousands, except for share, per share, and contractual term data):

	Options Outstanding				Restricted Stock Units
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($'000s)	Number of plan shares outstanding	Weighted average grant date fair value per Share
Balances as of December 31, 2019	2,104,223	$0.37	7.82	$821
Recapitalization Impact	995,215	(0.12)
Balances at December 31, 2019	3,099,438	$0.25	7.82	821
Granted	3,271,856	0.33
Exercised	(108,999)	0.06
Forfeited	(529,873)	0.29
Balances as of December 31, 2020	5,732,422	$0.30	8.23	4,333
Granted	1,454,549	1.75			3,392,153	$10.69
Exercised	(2,496,070)	0.27
Forfeited	(894,371)	0.46
Balances as of December 31, 2021	3,796,530	$0.83	8.08	40,274	3,392,153	10.69
Options vested and exercisable - December 31, 2020	2,825,238	$0.26	7.21	2,215
Options vested and exercisable - December 31, 2021	1,827,374	$0.31	7.20	20,337

Schedule of Share-based Payment Arrangement, Restricted Stock Unit, Activity
Stock option and RSU activity, prices, and values adjusted by the Per Share Consideration, during the year ended December 31, 2021 is as follows (in thousands, except for share, per share, and contractual term data):

	Options Outstanding				Restricted Stock Units
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic values ($'000s)	Number of plan shares outstanding	Weighted average grant date fair value per Share
Balances as of December 31, 2019	2,104,223	$0.37	7.82	$821
Recapitalization Impact	995,215	(0.12)
Balances at December 31, 2019	3,099,438	$0.25	7.82	821
Granted	3,271,856	0.33
Exercised	(108,999)	0.06
Forfeited	(529,873)	0.29
Balances as of December 31, 2020	5,732,422	$0.30	8.23	4,333
Granted	1,454,549	1.75			3,392,153	$10.69
Exercised	(2,496,070)	0.27
Forfeited	(894,371)	0.46
Balances as of December 31, 2021	3,796,530	$0.83	8.08	40,274	3,392,153	10.69
Options vested and exercisable - December 31, 2020	2,825,238	$0.26	7.21	2,215
Options vested and exercisable - December 31, 2021	1,827,374	$0.31	7.20	20,337

Schedule of Valuation Assumptions
In accordance with ASC 718, the fair value of each option grant has been estimated as of the date of grant using the following weighted average assumptions:

	2021	2020
Risk-free rate	1.01%	0.93%
Expected dividends	—	—
Expected term	6 years	6 years
Expected volatility	75.14%	71.06%

Schedule of Stock-Based Compensation	The following table presents the amount of stock-based compensation related to stock-based awards to employees on the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Research and development	$2,233	$79
Sales and marketing	213	47
General and administrative	5,476	184
Total stock-based compensation	$7,922	$310